UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-834

Name of Registrant:	VANGUARD WINDSOR FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2005

Item 1:	Schedule of Investments

Vanguard Windsor Fund
Schedule of Investments
July 31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (95.7%)

Auto & Transportation (5.8%)
* Compagnie Generale des Etablissements Michelin SA B Shares	6,491,049	$400,920
(1)Lear Corp.	3,664,000	156,709
* Yellow Roadway Corp.	2,268,300	120,016
Norfolk Southern Corp.	2,727,650	101,496
*(1)Continental Airlines, Inc. Class B	5,332,500	84,307
Burlington Northern Santa Fe Corp.	1,549,000	84,033
CSX Corp.	1,619,900	73,770
* AMR Corp.	5,030,300	70,676
Magna International, Inc. Class A	738,700	56,954
Canadian National Railway Co.	574,500	38,176
* US Airways New Company-Private Placement	1,861,700	30,718
BorgWarner, Inc.	468,800	27,270
* Northwest Airlines Corp. Class A	2,209,358	10,274

		1,255,319

Consumer Discretionary (8.3%)
* Time Warner, Inc.	24,664,100	419,783
TJX Cos., Inc.	15,775,200	370,875
(1)Ross Stores, Inc.	7,975,100	211,340
Gannett Co., Inc.	1,846,700	134,735
* Office Depot, Inc.	3,305,000	93,796
Newell Rubbermaid, Inc.	2,800,000	69,636
McDonald's Corp.	2,195,000	68,418
Target Corp.	1,085,000	63,744
* Liberty Global Inc. Class A	1,097,980	52,088
Whirlpool Corp.	644,100	51,515
* Interpublic Group of Cos., Inc.	3,970,000	49,625
Jones Apparel Group, Inc.	1,485,000	45,396
Republic Services, Inc. Class A	1,051,000	38,099
Federated Department Stores, Inc.	482,800	36,630
Kimberly-Clark Corp.	425,000	27,098
Limited Brands, Inc.	1,086,400	26,486
Liz Claiborne, Inc.	588,300	24,479

		1,783,743

Consumer Staples (2.2%)
Altria Group, Inc.	1,749,800	117,167
* The Kroger Co.	3,591,350	71,288
Safeway, Inc.	2,891,600	70,266
Unilever NV ADR	905,000	60,554
PepsiCo, Inc.	1,090,000	59,438
The Procter & Gamble Co.	994,000	55,296
SuperValu Inc.	942,100	33,350

		467,359

Financial Services (25.5%)
Citigroup, Inc.	22,672,346	986,247
Bank of America Corp.	16,211,946	706,841
The Hartford Financial Services Group Inc.	4,497,900	362,396
MBNA Corp.	11,114,300	279,636
Fannie Mae	4,524,300	252,727
Capital One Financial Corp.	2,706,000	223,245
ACE Ltd.	4,751,000	219,544
CIT Group Inc.	4,971,300	219,433
Freddie Mac	2,964,500	187,594
(1)RenaissanceRe Holdings Ltd.	4,129,300	185,571
Wachovia Corp.	2,531,300	127,527
Golden West Financial Corp.	1,932,200	125,825
PartnerRe Ltd.	1,883,500	122,088
JPMorgan Chase & Co.	3,325,800	116,869
Lehman Brothers Holdings, Inc.	912,900	95,973
U.S. Bancorp	3,161,021	95,020
American International Group, Inc.	1,527,000	91,925
MetLife, Inc.	1,773,100	87,130
Merrill Lynch & Co., Inc.	1,450,000	85,231
St. Paul Travelers Cos., Inc.	1,836,917	80,861
National City Corp.	2,185,700	80,674
The Chubb Corp.	907,500	80,604
IPC Holdings Ltd.	1,986,100	80,338
SunTrust Banks, Inc.	980,000	71,266
XL Capital Ltd. Class A	980,000	70,384
UnionBanCal Corp.	976,300	69,649
Marsh & McLennan Cos., Inc.	2,179,900	63,152
Torchmark Corp.	1,182,800	61,825
The Goldman Sachs Group, Inc.	565,000	60,726
Allstate Corp.	833,100	51,036
Everest Re Group, Ltd.	455,800	44,395
Wells Fargo & Co.	510,000	31,283
Liberty Property Trust REIT	568,800	25,528
The PMI Group Inc.	459,600	18,821
* Dime Bancorp Inc.-Litigation Tracking Warrants	7,457,300	1,268

		5,462,632

Health Care (11.6%)
Wyeth	11,684,400	534,561
Pfizer Inc.	17,882,085	473,875
Sanofi-Synthelabo SA ADR	10,887,700	471,437
GlaxoSmithKline PLC ADR	5,665,800	268,786
* Sanofi-Aventis	2,314,593	200,595
* WellPoint Inc.	1,957,000	138,438
GlaxoSmithKline PLC	5,503,238	129,929
* Health Net Inc.	3,083,560	119,642
* Medco Health Solutions, Inc.	1,790,000	86,708
Eli Lilly & Co.	800,000	45,056
HCA Inc.	517,100	25,467

		2,494,494

Integrated Oils (6.4%)
ExxonMobil Corp.	5,469,008	321,304
Petrol Brasil ADR	4,282,300	225,121
Petro Canada	2,516,200	180,739
ConocoPhillips Co.	2,663,798	166,727
Chevron Corp.	2,503,478	145,227
Occidental Petroleum Corp.	1,588,200	130,677
Petrol Brasil Series A ADR	2,556,000	116,860
* Royal Dutch Shell PLC ADR Class A	755,000	46,266
Total SA ADR	318,400	39,800

		1,372,721

Other Energy (1.8%)
GlobalSantaFe Corp.	3,879,200	174,525
EnCana Corp.	2,897,238	119,801
Noble Corp.	770,000	51,729
ENSCO International, Inc.	783,700	31,646

		377,701

Materials & Processing (4.3%)
Alcoa Inc.	15,788,168	442,858
* Smurfit-Stone Container Corp.	11,882,163	144,131
Engelhard Corp.	4,994,900	143,304
* Akzo Nobel NV	1,417,383	58,432
Martin Marietta Materials, Inc.	570,000	41,433
Vulcan Materials Co.	550,000	38,632
International Paper Co.	655,934	20,728
Sappi Ltd. ADR	1,672,200	17,642
* Pactiv Corp.	288,700	6,357
Aracruz Celulose SA ADR	50,500	1,879

		915,396

Producer Durables (6.0%)
Applied Materials, Inc.	31,085,500	573,838
Goodrich Corp.	3,293,900	145,722
* LAM Research Corp.	4,858,300	138,219
LM Ericsson Telephone Co. ADR Class B	3,786,000	130,087
* Teradyne, Inc.	6,497,300	100,903
The Boeing Co.	1,145,000	75,581
Cooper Industries, Inc. Class A	936,000	60,447
* Varian Semiconductor Equipment Associates, Inc.	580,100	24,086
Hubbell Inc. Class B	419,800	19,059
* Axcelis Technologies, Inc.	1,710,300	11,818

		1,279,760

Technology (10.9%)	`
* Cisco Systems, Inc.	37,895,400	725,697
Microsoft Corp.	19,418,600	497,310
*(1)Arrow Electronics, Inc.	9,948,200	298,645
Hewlett-Packard Co.	5,661,300	139,381
* Flextronics International Ltd.	10,047,500	136,043
* Avnet, Inc.	4,775,800	125,030
* Freescale Semiconductor, Inc. Class A	2,427,300	61,945
Electronic Data Systems Corp.	2,990,000	61,504
* Ingram Micro, Inc. Class A	2,670,500	49,778
* Vishay Intertechnology, Inc.	3,186,021	44,668
International Business Machines Corp.	510,000	42,565
* Sanmina-SCI Corp.	8,423,608	40,265
* Solectron Corp.	10,387,300	39,887
* Tellabs, Inc.	3,970,900	38,597
* Nortel Networks Corp.	8,159,500	21,459
* Unisys Corp.	2,376,300	15,375

		2,338,149

Utilities (8.1%)
* Comcast Corp. Special Class A	21,259,500	637,785
* Nextel Communications, Inc.	13,094,600	455,692
Sprint Corp.	9,468,850	254,712
Constellation Energy Group, Inc.	1,506,425	90,702
Entergy Corp.	1,009,600	78,688
American Electric Power Co., Inc.	1,905,300	73,735
* Comcast Corp. Class A	2,394,483	73,582
Verizon Communications Inc.	1,245,442	42,631
SBC Communications Inc.	1,146,900	28,042

		1,735,569

Other (4.8%)
Tyco International Ltd.	20,891,600	636,567
Eaton Corp.	2,422,400	158,280
General Electric Co.	4,250,000	146,625
Textron, Inc.	1,142,000	84,702

		1,026,174

TOTAL COMMON STOCKS
Cost $16,241,121)		20,509,017

TEMPORARY INVESTMENTS (5.0%)

Exchange-Traded Funds (0.9%)
Vanguard Index Participation Equity Receipts
Value	1,689,100	95,536
Total Stock Market	696,000	85,121

		180,657

Money Market Fund (2.9%)
Vanguard Market Liquidity Fund, 3.267%**	630,164,770	630,165

	Face
	Amount
	($000)

Repurchase Agreement (1.1%)
Bank of America Securities
3.300%, 8/1/2005	$223,800	223,800
(Dated 7/29/2005,
Repurchase Value $223,862,000
collateralized by Federal National Mortgage Assn
5.000%, 6/1/2035)
U.S. Agency Obligation (0.1%)
Federal National Mortgage Assn.†
(2) 3.468%, 10/12/2005	30,000	29,794

TOTAL TEMPORARY INVESTMENTS
(Cost $1,024,649)		1,064,416

TOTAL INVESTMENTS (100.7%)
(Cost $17,265,770)		21,573,433

OTHER ASSETS AND LIABILITIES--NET (-0.7%)		(155,680)

NET ASSETS (100%)		$21,417,753

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from The U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(1)Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company. The total market value of investments in affiliated companies was $936,572,000.
(2)Securities with a value of $29,794,000 have been segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2005, the cost of investment securities for tax purposes was $17,265,770,000. Net unrealized appreciation of investment securities for tax purposes was $4,307,663,000, consisting of unrealized gains of $4,817,693,000 on securities that had risen in value since their purchase and $510,030,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and exchange-traded funds. After giving effect to these investments, the fund’s effective common stock and temporary cash investment positions represent 98.8% and 1.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2005, the aggregate settlement value of open futures contracts expiring in September 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	1,308	$404,434	$9,758
S&P Midcap 400 Index	195	70,458	3,193
E-mini S&P 500 Index	10	618	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of affiliated companies were as follows:

			(000)
		Current Period Transactions
	October 31, 2004 Market Value	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	July 31, 2005 Market Value

Arrow Electronics, Inc.	$247,188	$5,628	$16,513	-	$298,645
Continental Airlines, Inc. Class B	48,650	1,002	-	-	84,307
Engelhard Corp.	252,589	-	115,089	$2,628	n/a**
Freescale Semiconductor Inc. Class A 155,400	-	162,520	-	n/a**
Health Net Inc.	222,973	-	193,139	-	n/a**
IPC Holdings Ltd.	110,828	-	28,830	1,794	n/a**
Lear Corp.	n/a*	145,031	818	901	156,709
Northwest Airlines Corp. Class A	47,831	-	20,645	-	n/a**
RenaissanceRe Holdings Ltd.	198,824	-	5,453	2,451	185,571
Ross Stores, Inc.	286,784	-	85,486	1,322	211,340

	$1,571,067			$9,096	$936,572
* At October 31, 2004, the issuer was not an affiliated company of the fund. ** At July 31, 2005, the security is still held but the issuer is no longer an affiliated company of the fund.

Vanguard Windsor II Fund
Schedule of Investments
July 31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (94.1%)

Auto & Transportation (0.9%)
Union Pacific Corp.	2,558,600	$179,895
CSX Corp.	1,725,600	78,584
General Motors Corp.	1,638,267	60,321
Burlington Northern Santa Fe Corp.	347,200	18,836
Norfolk Southern Corp.	506,000	18,828
Ford Motor Co.	1,172,253	12,590
Genuine Parts Co.	113,700	5,206
Dana Corp.	93,900	1,475
* TRW Automotive Holdings Corp.	46,600	1,241

		376,976

Consumer Discretionary (8.7%)
Cendant Corp.	29,520,300	630,554
(1)Mattel, Inc.	28,023,400	522,636
Wal-Mart Stores, Inc.	7,585,800	374,359
Gannett Co., Inc.	4,340,700	316,697
Carnival Corp.	5,649,600	296,039
* Time Warner, Inc.	13,643,494	232,212
(1)Service Corp. International	26,080,100	226,114
The Walt Disney Co.	7,903,832	202,654
Eastman Kodak Co.	7,338,000	196,218
Federated Department Stores, Inc.	2,031,300	154,115
* MGM Mirage, Inc.	1,243,300	56,508
McDonald's Corp.	1,403,700	43,753
Waste Management, Inc.	1,351,300	37,999
Viacom Inc. Class B	996,301	33,366
Yum! Brands, Inc.	414,100	21,678
* Interpublic Group of Cos., Inc.	1,715,100	21,439
Kimberly-Clark Corp.	320,800	20,454
Limited Brands, Inc.	653,200	15,925
R.R. Donnelley & Sons Co.	395,600	14,261
VF Corp.	234,500	13,845
Knight Ridder	177,600	11,111
Nordstrom, Inc.	293,200	10,851
Starwood Hotels & Resorts Worldwide, Inc.	158,600	10,043
ServiceMaster Co.	553,700	7,608
* AutoNation, Inc.	283,400	6,119
Royal Caribbean Cruises, Ltd.	71,183	3,235
Regal Entertainment Group Class A	130,900	2,528
* PHH Corp.	80,460	2,276
Hearst-Argyle Television Inc.	68,400	1,715
Belo Corp. Class A	60,116	1,436
Sabre Holdings Corp.	71,300	1,369

		3,489,117

Consumer Staples (8.2%)
Altria Group, Inc.	14,367,500	962,047
Imperial Tobacco Group ADR	12,840,000	668,194
ConAgra Foods, Inc.	21,639,900	491,442
PepsiCo, Inc.	5,678,300	309,638
The Coca-Cola Co.	5,851,699	256,070
Anheuser-Busch Cos., Inc.	5,263,400	233,432
The Procter & Gamble Co.	2,387,500	132,817
Kraft Foods Inc.	1,540,900	47,075
Unilever PLC ADR	1,096,400	42,792
Albertson's, Inc.	1,646,300	35,083
Safeway, Inc.	1,385,800	33,675
Sara Lee Corp.	1,111,900	22,160
Reynolds American Inc.	184,400	15,362
General Mills, Inc.	219,000	10,381
* Smithfield Foods, Inc.	364,500	9,521
Carolina Group	176,500	6,871
UST, Inc.	107,500	4,947
PepsiAmericas, Inc.	180,573	4,655
SuperValu Inc.	84,900	3,005

		3,289,167

Financial Services (25.5%)
Wells Fargo & Co.	17,396,400	1,067,094
Washington Mutual, Inc.	22,330,659	948,606
Bank of America Corp.	20,119,538	877,212
MBNA Corp.	31,872,400	801,910
Citigroup, Inc.	18,232,840	793,129
Allstate Corp.	12,501,744	765,857
SLM Corp.	13,841,500	712,699
JPMorgan Chase & Co.	14,032,438	493,100
Manulife Financial Corp.	9,703,415	488,082
XL Capital Ltd. Class A	5,230,600	375,662
St. Paul Travelers Cos., Inc.	7,194,440	316,699
Automatic Data Processing, Inc.	6,138,000	272,589
The Goldman Sachs Group, Inc.	2,381,200	255,931
Freddie Mac	4,016,400	254,158
The Hartford Financial Services Group Inc.	2,644,326	213,053
Wachovia Corp.	4,059,484	204,517
UnumProvident Corp.	7,482,165	143,283
MetLife, Inc.	2,636,500	129,558
Loews Corp.	1,164,900	97,421
Prudential Financial, Inc.	1,419,100	94,938
American International Group, Inc.	959,100	57,738
American Express Co.	976,600	53,713
The Principal Financial Group, Inc.	1,119,297	49,193
Comerica, Inc.	676,994	41,364
Fannie Mae	645,500	36,058
U.S. Bancorp	1,178,722	35,432
Morgan Stanley	661,785	35,108
Merrill Lynch & Co., Inc.	588,000	34,563
CIT Group Inc.	763,300	33,692
KeyCorp	936,328	32,060
UnionBanCal Corp.	380,574	27,150
Assurant, Inc.	595,800	22,015
The Chubb Corp.	247,100	21,947
PNC Financial Services Group	398,300	21,835
* Conseco, Inc.	986,400	21,513
CIGNA Corp.	175,700	18,756
MBIA, Inc.	293,000	17,797
SunTrust Banks, Inc.	234,800	17,075
MGIC Investment Corp.	245,126	16,811
Lehman Brothers Holdings, Inc.	156,500	16,453
The Bank of New York Co., Inc.	517,800	15,938
* Providian Financial Corp.	842,000	15,914
National City Corp.	431,000	15,908
Genworth Financial Inc.	476,300	14,937
SAFECO Corp.	262,500	14,422
Fifth Third Bancorp	313,399	13,508
Countrywide Financial Corp.	358,328	12,900
Nationwide Financial Services, Inc.	305,500	12,092
Zions Bancorp	163,471	11,685
BB&T Corp.	274,240	11,469
Simon Property Group, Inc. REIT	139,500	11,124
Equity Office Properties Trust REIT	269,100	9,540
Equity Residential REIT	190,000	7,676
General Growth Properties Inc. REIT	148,700	6,837
Vornado Realty Trust REIT	76,700	6,799
W.R. Berkley Corp.	178,533	6,682
AmSouth Bancorp	231,200	6,453
Astoria Financial Corp.	205,000	5,728
Archstone-Smith Trust REIT	133,100	5,657
ProLogis REIT	122,600	5,586
Boston Properties, Inc. REIT	72,723	5,538
Doral Financial Corp.	306,112	4,723
Plum Creek Timber Co. Inc. REIT	122,300	4,629
Avalonbay Communities, Inc. REIT	48,200	4,220
Kimco Realty Corp. REIT	63,700	4,183
Cincinnati Financial Corp.	92,725	3,822
Fidelity National Financial, Inc.	96,000	3,782
Public Storage, Inc. REIT	56,000	3,738
Compass Bancshares Inc.	71,600	3,452
Developers Diversified Realty Corp. REIT	68,400	3,329
Leucadia National Corp.	82,800	3,275
Bear Stearns Co., Inc.	32,000	3,268
Duke Realty Corp. REIT	95,000	3,226
iStar Financial Inc. REIT	74,200	3,175
Radian Group, Inc.	54,700	2,821
Apartment Investment & Management Co. Class A REIT	63,200	2,781
The Macerich Co. REIT	39,500	2,774
Regency Centers Corp. REIT	44,500	2,746
Host Marriott Corp. REIT	144,199	2,689
Liberty Property Trust REIT	57,100	2,563
AMB Property Corp. REIT	55,300	2,543
Health Care Properties Investors REIT	88,700	2,471
Weingarten Realty Investors REIT	56,300	2,211
TCF Financial Corp.	77,200	2,121
Hospitality Properties Trust REIT	45,400	2,016
New Plan Excel Realty Trust REIT	68,400	1,873
Friedman, Billings, Ramsey Group, Inc. REIT	95,800	1,347
BOK Financial Corp.	17,500	852

		10,212,794

Health Care (11.5%)
Pfizer Inc.	39,675,445	1,051,398
* WellPoint Inc.	9,648,800	682,556
Schering-Plough Corp.	25,379,200	528,395
Bristol-Myers Squibb Co.	20,229,900	505,343
Baxter International, Inc.	12,133,400	476,479
Wyeth	10,321,500	472,209
Johnson & Johnson	3,953,100	252,840
* Triad Hospitals, Inc.	3,194,495	158,671
Cardinal Health, Inc.	1,654,443	98,572
* Watson Pharmaceuticals, Inc.	2,899,523	96,844
* Medco Health Solutions, Inc.	1,897,658	91,923
Merck & Co., Inc.	2,887,900	89,698
HCA Inc.	795,900	39,198
* Tenet Healthcare Corp.	2,222,800	26,985
Eli Lilly & Co.	269,000	15,150
* Humana Inc.	44,400	1,769
* King Pharmaceuticals, Inc.	151,800	1,693

		4,589,723

Integrated Oils (10.9%)
ConocoPhillips Co.	19,512,968	1,221,316
Occidental Petroleum Corp.	14,776,900	1,215,843
BP PLC ADR	12,509,472	824,124
Chevron Corp.	13,914,486	807,179
ExxonMobil Corp.	4,255,594	250,016
Petro Canada	369,500	26,541
Amerada Hess Corp.	134,899	15,899
Unocal Corp.	176,900	11,472
Marathon Oil Corp.	98,300	5,737

		4,378,127

Other Energy (1.5%)
Anadarko Petroleum Corp.	2,875,100	254,014
Williams Cos., Inc.	8,859,500	188,176
* Reliant Energy, Inc.	5,047,243	66,926
Valero Energy Corp.	321,028	26,575
Kerr-McGee Corp.	228,729	18,346
Burlington Resources, Inc.	254,795	16,335
Apache Corp.	158,570	10,846
Sunoco, Inc.	61,900	7,783
Chesapeake Energy Corp.	261,037	6,816
Noble Energy, Inc.	69,800	5,759
Devon Energy Corp.	79,062	4,435
Premcor, Inc.	38,600	2,958

		608,969

Materials & Processing (3.3%)
(1)Hanson PLC ADR	7,826,950	393,303
Lyondell Chemical Co.	11,470,900	320,497
Alcoa Inc.	6,014,500	168,707
MeadWestvaco Corp.	4,612,613	134,781
Weyerhaeuser Co.	568,200	39,194
* The Mosaic Co.	2,075,900	36,121
Dow Chemical Co.	718,500	34,452
Alcan Inc.	673,500	22,751
International Paper Co.	690,100	21,807
PPG Industries, Inc.	249,900	16,251
United States Steel Corp.	340,300	14,514
Bunge Ltd.	228,601	14,034
Nucor Corp.	253,000	14,029
Georgia Pacific Group	405,900	13,861
Eastman Chemical Co.	250,200	13,859
Phelps Dodge Corp.	123,254	13,120
Masco Corp.	361,100	12,245
Sherwin-Williams Co.	210,908	10,041
Archer-Daniels-Midland Co.	322,600	7,400
Rohm & Haas Co.	87,200	4,016
* Owens-Illinois, Inc.	92,300	2,368
Lafarge North America Inc.	29,600	2,065

		1,309,416

Producer Durables (5.0%)
Nokia Corp. ADR	37,453,300	597,379
Emerson Electric Co.	7,377,300	485,426
(1)Cooper Industries, Inc. Class A	4,650,800	300,349
United Technologies Corp.	3,378,700	171,300
Northrop Grumman Corp.	2,844,321	157,718
Centex Corp.	1,196,400	88,510
Lockheed Martin Corp.	882,200	55,049
Pulte Homes, Inc.	400,900	37,532
Lennar Corp. Class A	232,600	15,647
Parker Hannifin Corp.	216,300	14,215
Goodrich Corp.	282,000	12,476
Pitney Bowes, Inc.	260,451	11,611
The Boeing Co.	175,800	11,605
Applied Materials, Inc.	555,799	10,260
D. R. Horton, Inc.	234,933	9,651
Ingersoll-Rand Co.	102,600	8,020
* Xerox Corp.	451,500	5,964
Novellus Systems, Inc.	152,000	4,385
Deere & Co.	46,200	3,397
W.W. Grainger, Inc.	45,700	2,848
KB HOME	28,000	2,293
* Toll Brothers, Inc.	25,200	1,397

		2,007,032

Technology (4.9%)
Hewlett-Packard Co.	22,377,872	550,942
International Business Machines Corp.	3,719,300	310,413
Electronic Data Systems Corp.	12,755,522	262,381
Motorola, Inc.	12,058,300	255,395
Microsoft Corp.	9,065,100	232,157
Computer Associates International, Inc.	3,986,700	109,435
* Nortel Networks Corp.	27,051,100	71,144
* Freescale Semiconductor, Inc. Class A	2,428,700	61,980
Raytheon Co.	1,125,500	44,266
General Dynamics Corp.	149,500	17,221
National Semiconductor Corp.	645,400	15,948
* Computer Sciences Corp.	336,300	15,396
* Ingram Micro, Inc. Class A	800,599	14,923
Scientific-Atlanta, Inc.	155,000	5,968
* Freescale Semiconductor, Inc. Class B	184,457	4,750
* Flextronics International Ltd.	237,300	3,213
* Solectron Corp.	754,687	2,898
* Lucent Technologies, Inc.	838,000	2,455
Seagate Technology	53,000	1,027

		1,981,912

Utilities (9.3%)
Entergy Corp.	8,131,600	633,777
Exelon Corp.	11,593,100	620,463
Duke Energy Corp.	20,622,000	609,174
American Electric Power Co., Inc.	15,637,185	605,159
Verizon Communications Inc.	12,321,354	421,760
(1)CenterPoint Energy Inc.	23,159,700	318,214
FirstEnergy Corp.	3,051,400	151,899
FPL Group, Inc.	1,522,300	65,642
SBC Communications Inc.	2,208,049	53,987
BellSouth Corp.	1,220,800	33,694
ALLTEL Corp.	450,406	29,952
PG&E Corp.	562,800	21,178
Edison International	505,200	20,653
Sempra Energy	399,300	16,970
Dominion Resources, Inc.	227,000	16,766
PPL Corp.	253,600	15,617
Southern Co.	379,200	13,268
KeySpan Corp.	296,409	12,061
AT&T Corp.	517,969	10,256
Consolidated Edison Inc.	161,700	7,787
CenturyTel, Inc.	209,100	7,187
Pepco Holdings, Inc.	274,000	6,540
Wisconsin Energy Corp.	139,400	5,597
TECO Energy, Inc.	279,600	5,301
Constellation Energy Group, Inc.	79,731	4,801
Citizens Communications Co.	207,400	2,725
Energy East Corp.	91,900	2,561
MDU Resources Group, Inc.	55,200	1,695
* U.S. Cellular Corp.	3,300	172

		3,714,856

Other (4.4%)
Tyco International Ltd.	24,445,800	744,864
General Electric Co.	13,353,100	460,682
ITT Industries, Inc.	4,050,500	430,973
3M Co.	982,300	73,673
Honeywell International Inc.	538,688	21,160
Textron, Inc.	99,600	7,387
Eaton Corp.	73,400	4,796
Johnson Controls, Inc.	53,700	3,085

		1,746,620

TOTAL COMMON STOCKS
(Cost $27,452,941)		37,704,709

TEMPORARY INVESTMENTS (6.3%)

Exchange-Traded Funds (3.0%)
Vanguard Index Participation Equity Receipts-
Total Stock Market	8,407,600	1,028,249
Value	2,681,500	151,666

		1,179,915

Money Market Fund (3.2%)
Vanguard Market Liquidity Fund, 3.267%**	1,294,847,473	1,294,847

	Face
	Amount
	($000)

U.S. Agency Obligations (0.1%)
Federal National Mortgage Assn.†
(2) 3.294%, 10/5/2005	$6,000	5,963
(2) 3.468%, 10/12/2005	32,000	31,780

		37,743

TOTAL TEMPORARY INVESTMENTS
(Cost $2,346,863)		2,512,505

TOTAL INVESTMENTS (100.4%)
(Cost $29,799,804)		40,217,214

OTHER ASSETS AND LIABILITIES--NET (-0.4%)		(167,462)

NET ASSETS (100%)		$40,049,752

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from The U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(1)Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company. The total market value of investments in affiliated companies was $1,760,616,000.
(2)Securities with a value of $37,743,000 have been segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2005, the cost of investment securities for tax purposes was $29,799,804,000. Net unrealized appreciation of investment securities for tax purposes was $10,417,410,000, consisting of unrealized gains of $10,934,253,000 on securities that had risen in value since their purchase and $516,843,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and exchange-traded funds. After giving effect to these investments, the fund’s effective common stock and temporary cash investment positions represent 97.9% and 2.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2005, the aggregate settlement value of open futures contracts expiring in September 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	769	$237,775	$6,057
E-mini S&P 500 Index	1,609	99,500	209

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of affiliated companies were as follows:

	(000)
		Current Period Transactions
	October 31, 2004 Market Value	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	July 31, 2005 Market Value

CenterPoint Energy Inc.	$249,353	$4,565	$10,352	$8,550	$318,214
Cooper Industries, Inc. Class A	297,186	-	-	5,069	300,349
Hanson PLC ADR	288,814	-	-	9,536	393,303
Mattel, Inc.	n/a*	215,107	-	9,200	522,636
Reliant Energy, Inc.	181,861	-	159,975	-	n/a**
Service Corp. International	172,389	-	-	1,304	226,114

	$1,189,603			$33,659	$1,760,616
* At October 31, 2004, the issuer was not an affiliated company of the fund. ** At July 31, 2005, the security is still held but the issuer is no longer an affiliated company of the fund.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 21, 2005

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 21, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.